RESTRUCTURING ACTIVITIES (Details Textual) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 12, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructring Activities [Line Items]
Research and development, net		$ 998	$ 1,262	$ 3,494	$ 2,830	$ 4,148	$ 4,031	$ 2,939
Sales and marketing		$ 4,156	$ 4,088	$ 13,573	$ 9,076	13,922	$ 9,842	$ 6,993
2023 Reorganization Plan [Member]
Restructring Activities [Line Items]
Workforce Percentage	15.00%
Amount of employee termination benefits and legal expenses						670
Research and development, net						175
Sales and marketing, net						70
Sales and marketing						$ 425